Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finance lease right of use asset, amortization period			25 years	25 years
Depreciation expense	$ 44,000	$ 53,000	$ 168,000	$ 388,000	$ 373,000
Accumulated depreciation				$ 1,810,000	1,423,000
Number of reportable segments | Segment			1	1
Impairment of goodwill			$ 0	$ 0
Rent received in advance			23,276,000	19,587,000	13,856,000
Allowance for doubtful accounts	$ 509,000		$ 769,000	$ 837,000	$ 491,000
Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful life				2 years
Short-term lease term			1 month	1 month
Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful life				3 years
Short-term lease term			1 year	1 year
Accounting Standards Update 2016-02 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2021	Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]				true
Accounting Standards Update 2016-13 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date				Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]				true
Accounting Standards Update 2017-04 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date				Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]				true
Accounting Standards Update 2019-04 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date				Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]				true
Accounting Standards Update 2020-03 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]				true
Change in Accounting Principle, Accounting Standards Update, Adoption Date				Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]				true
Accounting Standards Update 2019-12 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true